Restricted cash	12 Months Ended
Dec. 31, 2021
Restricted Cash and Cash Equivalents [Abstract]
Restricted Cash
4.	Restricted cash
In December 2021, cash balance of RMB47,362 was temporarily restricted by a bank from access to the bank account during the restriction period. The restriction was subsequently released in April 2022.